ANNUAL REPORT
DECEMBER 31, 1997

                              THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT THREE

[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

ASSETS:
        Investments in eligible funds at market value:
                The Travelers Series Trust, 41,532 shares (cost $429,492) .......       $   444,356
                Travelers Series Fund Inc., 3,690,701 shares (cost $13,050,981) .        14,529,805
                Greenwich Street Series Fund, 87,704 shares (cost $1,415,678) ...         1,545,348
                                                                                        -----------
                                Total Investments (cost $14,896,151) ............                      $16,519,509
        Receivables:
                Dividends .......................................................                            5,555
                Premium payments and transfers from other Travelers accounts ....                              394
        Other assets ............................................................                               23
                                                                                                      ------------

                        Total Assets ............................................                       16,525,481
                                                                                                      ------------

LIABILITIES:
        Payable for contract surrenders and transfers to other Travelers accounts                              380
        Accrued liabilities .....................................................                            1,257
                                                                                                      ------------

                        Total Liabilities .......................................                            1,637
                                                                                                      ------------

NET ASSETS:                                                                                            $16,523,844
                                                                                                      ============

                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997


INVESTMENT INCOME:
        Dividends .............................................................                     $  214,149
EXPENSES:
        Insurance charges .....................................................       $  106,546
        Administrative fees ...................................................           49,748
                                                                                      ----------
                Total expenses ................................................                        156,294
                                                                                                    ----------

                        Net investment income .................................                         57,855
                                                                                                    ----------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
        Realized gain from investment transactions:
                Proceeds from investments sold ................................        8,085,682
                Cost of investments sold ......................................        7,887,191
                                                                                      ----------
                        Net realized gain .....................................                        198,491
        Change in unrealized gain on investments:
                Unrealized gain at December 31, 1996 ..........................          284,211
                Unrealized gain at December 31, 1997 ..........................        1,623,358
                                                                                      ----------
                        Net change in unrealized gain for the year ............                      1,339,147
                                                                                                    ----------

                                Net realized gain and change in unrealized gain                      1,537,638
                                                                                                    ----------

        Net increase in net assets resulting from operations ..................                     $1,595,493
                                                                                                    ==========

                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                               1997               1996
                                                                                          ------------        ------------
OPERATIONS:
        Net investment income .....................................................       $     57,855        $    134,423
        Net realized gain from investment transactions ............................            198,491              28,959
        Net change in unrealized gain on investments ..............................          1,339,147             287,147
                                                                                          ------------        ------------

                Net increase in net assets resulting from operations ..............          1,595,493             450,529
                                                                                          ------------        ------------

UNIT TRANSACTIONS:
        Participant premium payments
                (applicable to 9,499,785 and 7,306,792 units, respectively) .......         10,072,788           7,516,947
        Participant transfers from other Travelers accounts
                (applicable to 5,814,161 and 5,161,526 units, respectively) .......          7,483,363           5,671,103
        Growth rate intra-fund transfer in
                (applicable to 5,507,303 units) ...................................          7,198,001                   -
        Contract surrenders
                (applicable to 318,674 and 64,125 units, respectively) ............           (403,189)            (69,391)
        Participant transfers to other Travelers accounts
                (applicable to 8,564,026 and 6,632,386 units, respectively) .......         (9,195,127)         (6,832,721)
        Growth rate intra-fund transfer out
                (applicable to 5,520,915 units) ...................................         (7,198,001)                  -
                                                                                          ------------        ------------

                        Net increase in net assets resulting from unit transactions          7,957,835           6,285,938
                                                                                          ------------        ------------
                                Net increase in net assets ........................          9,553,328           6,736,467

NET ASSETS:
        Beginning of year .........................................................          6,970,516             234,049
                                                                                          ------------        ------------

        End of year ...............................................................       $ 16,523,844        $  6,970,516
                                                                                          ============        ============

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.       SIGNIFICANT ACCOUNTING POLICIES

         The Travelers Variable Life Insurance Separate Account Three ("Separate Account Three") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by The Travelers. Separate Account Three is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

         Participant premium payments applied to Separate Account Three are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Separate Account Three are: Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000, Zero Coupon Bond Fund Portfolio Series 2005 and MFS Emerging Growth Portfolio of The Travelers Series Trust; Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio, TBC Managed Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series Fund); and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

         The following is a summary of significant accounting policies consistently followed by Separate Account Three in the preparation of its financial statements.

         SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

         SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

         FEDERAL INCOME TAXES. The operations of Separate Account Three form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Three. Separate Account Three is not taxed as a "regulated investment company" under Subchapter M of the Code.

         OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.       INVESTMENTS

         The aggregate costs of purchases and proceeds from sales of investments were $16,109,637 and $8,085,682, respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $14,896,151 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $1,624,929. Gross unrealized depreciation for all investments at December 31, 1997 was $1,571.

3.       CONTRACT CHARGES

         Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 0.90% of the average net assets of Separate Account Three on an annual basis. (Contracts in this category are identified as Price 1 in Note 4.) For any contract year that follows a contract year in which the participant's average net fund growth rate (as described in the prospectus) is 6.5% or greater, these charges will be reduced to 0.75%. (Contracts in this category are identified as Price 2 in Note 4.)

         Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.40% of the average net assets of Separate Account Three on an annual basis.

         The Travelers receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). The Travelers received no contingent surrender charges for the years ended December 31, 1997 and 1996.

4.       NET CONTRACT OWNERS' EQUITY



                                                                              DECEMBER 31, 1997
                                                                 ------------------------------------------
                                                                                    UNIT          NET
                                                                   UNITS            VALUE        ASSETS
                                                                   -----            -----       --------
THE TRAVELERS SERIES TRUST
        Zero Coupon Bond Fund Portfolio Series 1998
                Price 2 ................................            11,669       $    1.077   $    12,570
        Zero Coupon Bond Fund Portfolio Series 2000
                Price 1 ................................             4,935            1.072         5,292
                Price 2 ................................            49,043            1.076        52,752
        Zero Coupon Bond Fund Portfolio Series 2005
                Price 1 ................................            83,850            1.095        91,856
                Price 2 ................................           199,172            1.099       218,839
        MFS Emerging Growth Portfolio
                Price 1 ................................            39,051            1.143        44,634
                Price 2 ................................            16,058            1.144        18,370

TRAVELERS SERIES FUND INC.
        Alliance Growth Portfolio
                Price 1 ................................           612,723            1.679     1,028,668
                Price 2 ................................         1,004,741            1.684     1,692,318
        Van Kampen American Capital Enterprise Portfolio
                Price 1 ................................           413,369            1.560       644,951
                Price 2 ................................           448,830            1.565       702,437
        TBC Managed Income Portfolio
                Price 1 ................................           121,572            1.094       132,993
                Price 2 ................................            28,094            1.097        30,820
        Smith Barney High Income Portfolio
                Price 1 ................................           155,925            1.290       201,088
                Price 2 ................................           248,815            1.294       321,926
        Smith Barney International Equity Portfolio
                Price 1 ................................           460,603            1.212       558,072
                Price 2 ................................           578,624            1.215       703,202
        Smith Barney Income and Growth Portfolio
                Price 1 ................................           335,976            1.473       494,895
                Price 2 ................................           365,326            1.478       539,799
        Smith Barney Money Market Portfolio
                Price 1 ................................         2,403,778            1.084     2,605,143
                Price 2 ................................           341,217            1.087       371,037
        Putnam Diversified Income Portfolio
                Price 1 ................................           178,160            1.134       201,950
                Price 2 ................................           289,379            1.137       329,000
        MFS Total Return Portfolio
                Price 1 ................................           836,258            1.362     1,138,845
                Price 2 ................................           800,795            1.366     1,093,942
        AIM Capital Appreciation Portfolio
                Price 1 ................................           638,281            1.282       818,007
                Price 2 ................................           719,706            1.286       925,193

GREENWICH STREET SERIES FUND
        Total Return Portfolio
                Price 1 ................................           538,629            1.491       803,201
                Price 2 ................................           496,001            1.496       742,044
                                                                                              -----------
Net Contract Owners' Equity ................................................................  $16,523,844
                                                                                              ===========

5.       STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                                             NO. OF          MARKET
                                                                                               SHARES          VALUE
                                                                                          ----------      ------------
        THE TRAVELERS SERIES TRUST (2.7%)
                Zero Coupon Bond Fund Portfolio Series 1998 (Cost $12,720)                     1,253       $    12,566
                Zero Coupon Bond Fund Portfolio Series 2000 (Cost $57,882)                     5,754            58,057
                Zero Coupon Bond Fund Portfolio Series 2005 (Cost $294,455)                   29,508           310,715
                MFS Emerging Growth Portfolio (Cost $64,435)                                   5,017            63,018
                                                                                          ----------      ------------
                        Total (Cost $429,492)                                                 41,532           444,356
                                                                                          ----------      ------------

        TRAVELERS SERIES FUND INC. (88.0%)
                Alliance Growth Portfolio (Cost $2,120,863)                                  125,697         2,721,339
                Van Kampen American Capital Enterprise Portfolio (Cost $1,123,659)            66,288         1,347,644
                TBC Managed Income Portfolio (Cost $153,188)                                  13,954           163,824
                Smith Barney High Income Portfolio (Cost $476,952)                            38,802           523,048
                Smith Barney International Equity Portfolio (Cost $1,237,961)                 97,780         1,261,357
                Smith Barney Income and Growth Portfolio (Cost $890,388)                      54,261         1,034,763
                Smith Barney Money Market Portfolio (Cost $2,970,454)                      2,970,454         2,970,454
                Putnam Diversified Income Portfolio (Cost $500,435)                           42,615           530,986
                MFS Total Return Portfolio (Cost $1,969,513)                                 139,908         2,232,936
                AIM Capital Appreciation Portfolio (Cost $1,607,568)                         140,942         1,743,454
                                                                                          ----------      ------------
                        Total (Cost $13,050,981)                                           3,690,701        14,529,805
                                                                                          ----------      ------------

        GREENWICH STREET SERIES FUND (9.3%)
                Total Return Portfolio
                        Total (Cost $1,415,678)                                               87,704         1,545,348
                                                                                          ----------      ------------

TOTAL INVESTMENT OPTIONS (100%)
        (COST $14,896,151)                                                                                 $16,519,509
                                                                                                          ============

6. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                            ZERO COUPON BOND          ZERO COUPON BOND       ZERO COUPON BOND
                                                             FUND PORTFOLIO            FUND PORTFOLIO         FUND PORTFOLIO
                                                              SERIES 1998               SERIES 2000             SERIES 2005
                                                       ----------------------    ----------------------    ----------------------
                                                          1997         1996          1997        1996         1997         1996
                                                          ----         ----          ----        ----         ----         ----
INVESTMENT INCOME:
Dividends ...........................................  $     678    $     625    $   3,185    $   2,715    $  16,030    $  17,813
                                                       ---------    ---------    ---------    ---------    ---------    ---------
EXPENSES:
Insurance charges ...................................        102           50          475          168        2,445        1,871
Administrative fees .................................         49           22          226           74        1,201          832
                                                       ---------    ---------    ---------    ---------    ---------    ---------
      Net investment income (loss) ..................        527          553        2,484        2,473       12,384       15,110
                                                       ---------    ---------    ---------    ---------    ---------    ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ..................        377           99        1,627          467      171,777      143,755
    Cost of investments sold ........................        374           97        1,597          453      166,155      137,717
                                                       ---------    ---------    ---------    ---------    ---------    ---------

      Net realized gain (loss) ......................          3            2           30           14        5,622        6,038
                                                       ---------    ---------    ---------    ---------    ---------    ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ........       (208)           -         (550)           -        7,598            -
    Unrealized gain (loss) end of year ..............       (154)        (208)         175         (550)      16,260        7,598
                                                       ---------    ---------    ---------    ---------    ---------    ---------

      Net change in unrealized gain (loss)
          for the year...............................         54         (208)         725         (550)       8,662        7,598
                                                       ---------    ---------    ---------    ---------    ---------    ---------

Net increase (decrease) in net assets
      resulting from operations .....................        584          347        3,239        1,937       26,668       28,746
                                                       ---------    ---------    ---------    ---------    ---------    ---------

UNIT TRANSACTIONS:
Participant premium payments ........................          -            -            -            -            -            -
Participant transfers from other Travelers accounts .        114       11,928          113       54,107       61,005      504,315
Growth rate intra-fund transfer in ..................     12,340            -       51,482            -      275,670            -
Contract surrenders .................................       (205)         (96)        (927)        (322)      (9,282)      (5,076)
Participant transfers to other Travelers accounts ...       (102)           -         (103)           -     (159,336)    (136,345)
Growth rate intra-fund transfer out .................    (12,340)           -      (51,482)           -     (275,670)           -
                                                       ---------    ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets resulting
      from unit transactions ........................       (193)      11,832         (917)      53,785     (107,613)     362,894
                                                       ---------    ---------    ---------    ---------    ---------    ---------

      Net increase (decrease) in net assets .........        391       12,179        2,322       55,722      (80,945)     391,640

NET ASSETS:
    Beginning of year ...............................     12,179            -       55,722            -      391,640            -
                                                       ---------    ---------    ---------    ---------    ---------    ---------

    End of year .....................................  $  12,570    $  12,179    $  58,044    $  55,722    $ 310,695    $ 391,640
                                                       ==========   =========    =========    =========    =========    =========

                                                                 VAN KAMPEN
     MFS EMERGING                                               AMERICAN CAPITAL               TBC MANAGED
    GROWTH PORTFOLIO          ALLIANCE GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO           INCOME PORTFOLIO
--------------------------  ----------------------------  ---------------------------  ---------------------------
    1997          1996           1997         1996             1997         1996            1997          1996
    ----          ----           ----         ----             ----         ----            ----          ----
$       996    $       -     $       -    $    42,246      $       -    $     1,328      $       -    $       741
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

        138            -        16,480          4,402          7,676          1,790            850            108
         65            -         7,761          1,891          3,734            790            385             31
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------
        793            -       (24,241)        35,953        (11,410)        (1,252)        (1,235)           602
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------




        335            -       167,105         48,032         52,140         69,063          2,924         14,296
        326            -       123,729         44,860         37,595         62,757          2,705         14,376
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

          9            -        43,376          3,172         14,545          6,306            219            (80)
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------


          -            -        97,659           (424)        29,111           (369)           102              -
     (1,417)           -       600,476         97,659        223,985         29,111         10,636            102
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

     (1,417)           -       502,817         98,083        194,874         29,480         10,534            102
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------


       (615)           -       521,952        137,208        198,009         34,534          9,518            624
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------



          -            -             -              -              -              -              -              -
     63,844            -     1,184,783      1,015,173        725,595        455,052        139,944         30,519
          -            -     1,453,046              -        585,637              -         29,923              -
       (225)           -       (56,159)        (7,881)       (14,390)        (3,537)        (2,468)          (160)
          -            -       (77,184)       (16,504)       (31,476)       (36,118)           (88)       (14,076)
          -            -    (1,453,046)             -       (585,637)             -        (29,923)             -
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------


     63,619            -     1,051,440        990,788        679,729        415,397        137,388         16,283
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

     63,004            -     1,573,392      1,127,996        877,738        449,931        146,906         16,907




          -            -     1,147,594         19,598        469,650         19,719         16,907              -
-----------    ---------   -----------    -----------    -----------    -----------    -----------    -----------

$    63,004    $       -   $ 2,720,986    $ 1,147,594    $ 1,347,388    $   469,650    $   163,813    $    16,907
===========    =========   ===========    ===========    ===========    ===========    ===========    ===========

6. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                                                      SMITH BARNEY
                                                           SMITH BARNEY               INTERNATIONAL        SMITH BARNEY INCOME
                                                       HIGH INCOME PORTFOLIO         EQUITY PORTFOLIO      AND GROWTH PORTFOLIO
                                                       ---------------------     ---------------------    ----------------------
                                                           1997       1996           1997        1996         1997       1996
                                                           ----       ----           ----        ----         ----       ----
INVESTMENT INCOME:
Dividends ...........................................  $       -    $ 17,135     $       -    $    656     $       -    $  8,374
                                                       ----------   --------     ---------    --------     ----------   --------
EXPENSES:
Insurance charges ...................................      3,496       1,160         8,704       2,851         5,358       1,047
Administrative fees .................................      1,661         517         4,126       1,285         2,498         481
                                                       ----------   --------     ---------    --------     ----------   --------
      Net investment income (loss) ..................     (5,157)     15,458       (12,830)     (3,480)       (7,856)      6,846
                                                       ----------   --------     ---------    --------     ----------   --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ..................    104,254       6,114        61,621      55,450        40,643       8,241
    Cost of investments sold ........................     92,849       6,031        52,457      51,992        30,277       7,586
                                                       ----------   --------     ---------    --------     ----------   --------

      Net realized gain (loss) ......................     11,405          83         9,164       3,458        10,366         655
                                                       ----------   --------     ---------    --------     ----------   --------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ........      2,719        (967)       31,701           -        15,061           -
    Unrealized gain (loss) end of year ..............     46,096       2,719        23,396      31,701       144,375      15,061
                                                       ----------   --------     ---------    --------     ----------   --------

      Net change in unrealized gain (loss)
          for the year...............................     43,377       3,686        (8,305)     31,701       129,314      15,061
                                                       ----------   --------     ---------    --------     ----------   --------

Net increase (decrease) in net assets
      resulting from operations .....................     49,625      19,227       (11,971)     31,679       131,824      22,562
                                                       ----------   --------     ---------    --------     ----------   --------



UNIT TRANSACTIONS:
Participant premium payments ........................          -           -             -           -             -           -
Participant transfers from other Travelers accounts .    228,242     257,425       649,033     675,175       571,914     349,020
Growth rate intra-fund transfer in ..................    265,878           -       749,616           -       456,117           -
Contract surrenders .................................    (49,839)     (2,028)      (16,824)     (5,762)      (11,287)     (2,173)
Participant transfers to other Travelers accounts ...     (5,695)          -       (49,881)    (10,175)      (26,937)       (229)
Growth rate intra-fund transfer out .................   (265,878)          -      (749,616)          -      (456,117)          -
                                                       ----------   --------     ---------    --------     ----------   --------

    Net increase (decrease) in net assets resulting
      from unit transactions ........................    172,708     255,397       582,328     659,238       533,690     346,618
                                                       ----------   --------     ---------    --------     ----------   --------

      Net increase (decrease) in net assets .........    222,333     274,624       570,357     690,917       665,514     369,180



NET ASSETS:
    Beginning of year ...............................    300,681      26,057       690,917           -       369,180           -
                                                       ----------   --------     ---------    --------     ----------   --------

    End of year .....................................  $ 523,014    $300,681    $1,261,274    $690,917    $1,034,694    $369,180
                                                       ==========   ========     ==========   ========     ==========   ========

        SMITH BARNEY                       PUTNAM                                                       AIM CAPITAL
   MONEY MARKET PORTFOLIO       DIVERSIFIED INCOME PORTFOLIO      MFS TOTAL RETURN PORTFOLIO       APPRECIATION PORTFOLIO
----------------------------   ------------------------------    ---------------------------    ----------------------------
     1997            1996              1997           1996             1997          1996             1997          1996
     ----            ----              ----           ----             ----          ----             ----          ----
$    131,787    $     35,383       $       -    $     14,072       $       -    $     25,738       $       -    $        699
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      23,575           6,616           3,698           1,179          13,067           2,709          11,337           3,188
      10,566           2,951           1,770             526           6,121           1,209           5,298           1,368
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
      97,646          25,816          (5,468)         12,367         (19,188)         21,820         (16,635)         (3,857)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




   6,865,826       5,258,439          92,623          58,679         231,197          31,996         152,823          65,648
   6,865,826       5,258,439          87,094          57,370         187,699          30,021         126,355          62,993
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           -               -           5,529           1,309          43,498           1,975          26,468           2,655
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


           -               -           1,048               -          20,902          (1,176)         32,420               -
           -               -          30,551           1,048         263,423          20,902         135,886          32,420
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           -               -          29,503           1,048         242,521          22,078         103,466          32,420
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      97,646          25,816          29,564          14,724         266,831          45,873         113,299          31,218
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




  10,072,788       7,516,947               -               -               -               -               -               -
     311,243           3,943         328,642         278,960       1,268,160         809,251       1,033,135         717,667
     372,612               -         279,734               -       1,019,454               -         946,825               -
     (76,120)        (22,964)        (11,482)         (3,912)        (61,816)         (6,179)        (30,224)         (5,448)
  (8,507,335)     (6,549,030)        (80,188)        (25,358)       (124,119)        (30,643)       (102,441)        (14,006)
    (372,612)              -        (279,734)              -      (1,019,454)              -        (946,825)              -
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,800,576         948,896         236,972         249,690       1,082,225         772,429         900,470         698,213
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,898,222         974,712         266,536         264,414       1,349,056         818,302       1,013,769         729,431




   1,077,958         103,246         264,414               -         883,731          65,429         729,431               -
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$  2,976,180    $  1,077,958    $    530,950    $    264,414    $  2,232,787    $    883,731    $  1,743,200    $    729,431
============    ============    ============    ============    ============    ============    ============    ============

6. SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                                  TOTAL RETURN PORTFOLIO              COMBINED
                                                              ----------------------------    ----------------------------
                                                                    1997           1996           1997            1996
                                                                    ----           ----           ----            ----
INVESTMENT INCOME:
Dividends .............................................       $     61,473    $      8,773    $    214,149    $    176,298
                                                              ------------    ------------    ------------    ------------
EXPENSES:
Insurance charges .....................................              9,145           1,909         106,546          29,048
Administrative fees ...................................              4,287             850          49,748          12,827
                                                              ------------    ------------    ------------    ------------
      Net investment income (loss) ....................             48,041           6,014          57,855         134,423
                                                              ------------    ------------    ------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold ....................            140,410          50,968       8,085,682       5,811,247
    Cost of investments sold ..........................            112,153          47,596       7,887,191       5,782,288
                                                              ------------    ------------    ------------    ------------

      Net realized gain (loss) ........................             28,257           3,372         198,491          28,959
                                                              ------------    ------------    ------------    ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year ..........             46,648               -         284,211          (2,936)
    Unrealized gain (loss) end of year ................            129,670          46,648       1,623,358         284,211
                                                              ------------    ------------    ------------    ------------

      Net change in unrealized gain (loss) for the year             83,022          46,648       1,339,147         287,147
                                                              ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
      resulting from operations .......................            159,320          56,034       1,595,493         450,529
                                                              ------------    ------------    ------------    ------------



UNIT TRANSACTIONS:
Participant premium payments ..........................                  -               -      10,072,788       7,516,947
Participant transfers from other Travelers accounts ...            917,596         508,568       7,483,363       5,671,103
Growth rate intra-fund transfer in ....................            699,667               -       7,198,001               -
Contract surrenders ...................................            (61,941)         (3,853)       (403,189)        (69,391)
Participant transfers to other Travelers accounts .....            (30,242)           (237)     (9,195,127)     (6,832,721)
Growth rate intra-fund transfer out ...................           (699,667)              -      (7,198,001)              -
                                                              ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets resulting
      from unit transactions ..........................            825,413         504,478       7,957,835       6,285,938
                                                              ------------    ------------    ------------    ------------

      Net increase (decrease) in net assets ...........            984,733         560,512       9,553,328       6,736,467



NET ASSETS:
    Beginning of year .................................            560,512               -       6,970,516         234,049
                                                              ------------    ------------    ------------    ------------

    End of year .......................................       $  1,545,245    $    560,512    $ 16,523,844    $  6,970,516
                                                              ============    ============    ============    ============

7. SCHEDULE OF UNITS FOR SEPARATE ACCOUNT THREE FOR THE YEAR ENDED DECEMBER 31, 1997



                                          ZERO COUPON        ZERO COUPON       ZERO COUPON
                                           BOND FUND          BOND FUND         BOND FUND       MFS EMERGING        ALLIANCE
                                           PORTFOLIO          PORTFOLIO         PORTFOLIO          GROWTH            GROWTH
                                          SERIES 1998        SERIES 2000       SERIES 2005        PORTFOLIO        PORTFOLIO
                                          ------------    ---------------    -------------      ------------   ---------------
Units beginning of year ............           11,880            54,981           393,923                 -           870,543
Units purchased and transferred from
   other Travelers accounts ........           11,905            49,538           329,678            55,304         1,810,650
Units redeemed and transferred to
   other Travelers accounts ........          (12,116)          (50,541)         (440,579)             (195)       (1,063,729)
                                          ------------    ---------------    -------------      ------------   ---------------
Units end of year ..................           11,669            53,978           283,022            55,109         1,617,464
                                          ============    ===============    =============      ============   ===============

                                           VAN KAMPEN
                                            AMERICAN              TBC                            SMITH BARNEY     SMITH BARNEY
                                             CAPITAL            MANAGED        SMITH BARNEY     INTERNATIONAL       INCOME AND
                                            ENTERPRISE          INCOME         HIGH INCOME          EQUITY            GROWTH
                                            PORTFOLIO          PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                          ------------    ---------------    -------------      ------------   ---------------
Units beginning of year ............          382,114            16,739           261,976           578,127           313,239
Units purchased and transferred from
   other Travelers accounts ........          909,322           163,714           406,299         1,116,707           750,039
Units redeemed and transferred to
   other Travelers accounts ........         (429,237)          (30,787)         (263,535)         (655,607)         (361,976)
                                          ------------    ---------------    -------------      ------------   ---------------
Units end of year ..................          862,199           149,666           404,740         1,039,227           701,302
                                          ============    ===============    =============      ============   ===============

                                                               PUTNAM
                                          SMITH BARNEY      DIVERSIFIED             MFS           AIM CAPITAL
                                          MONEY MARKET         INCOME          TOTAL RETURN       APPRECIATION      TOTAL RETURN
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO           PORTFOLIO         PORTFOLIO
                                          ------------    ---------------    -------------      ------------   ---------------
Units beginning of year ............         1,031,783         247,942            776,168            630,046            433,485
Units purchased and transferred from
   other Travelers accounts ........        10,137,452         560,998          1,788,362          1,570,818          1,160,463
Units redeemed and transferred to
   other Travelers accounts ........        (8,424,240)       (341,401)          (927,477)          (842,877)          (559,318)
                                          ------------    ---------------    -------------      ------------   ----------------
Units end of year ..................         2,744,995         467,539          1,637,053          1,357,987          1,034,630
                                          ============    ===============    =============      ============   ================


                                             COMBINED
                                          ------------
Units beginning of year ............         6,002,946
Units purchased and transferred from
   other Travelers accounts ........        20,821,249
Units redeemed and transferred to
   other Travelers accounts ........       (14,403,615)
                                          ------------
Units end of year ..................        12,420,580
                                          ============

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Owners of Variable Life Insurance Contracts of
   The Travelers Variable Life Insurance Separate Account Three:




We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account Three as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account Three as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



Hartford, Connecticut
February 19, 1998

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut





This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account Three or Separate Account Three's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





VG-SEP3    (Annual)    (12-97)    Printed in U.S.A.